BUSINESS ACQUISITION - Summary of unaudited pro forma results of operations (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Pro forma net revenues	¥ 7,231,144	¥ 2,127,834
Pro forma net income (loss)	¥ (1,477,022)	¥ 177,761